Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2012	$ 510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
Total	2,707,027
Operating Leases, Rent Expense, Net [Abstract]
Operating leases rental expense	$ 601	$ 563	$ 532